BENEFIT PLANS (Tables)	12 Months Ended
Feb. 23, 2013
Compensation And Retirement Disclosure [Abstract]
Benefit Obligation, Fair Value of Plan Assets and Funded Status of Defined Benefit Pension Plans and Other Postretirement Benefit Plans

The benefit obligation, fair value of plan assets and funded status of the defined benefit pension plans and other postretirement benefit plans consisted of the following:

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Change in Benefit Obligation
Benefit obligation at beginning of year	$2,745	$2,287	$116	$148
Plan Amendment	—	—	—	(52)
Service cost	—	—	2	2
Interest cost	123	126	5	7
Transfers	—	(3)	—	—
Actuarial loss	119	415	(9)	17
Benefits paid	(94)	(80)	(5)	(6)

Benefit obligation at end of year	2,893	2,745	109	116

Changes in Plan Assets
Fair value of plan assets at beginning of year	1,827	1,723	—	—
Actual return on plan assets	205	110	—	—
Employer contributions	93	77	5	6

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Plan participants’ contributions	—	—	4	8
Benefits paid	(94)	(83)	(9)	(14)

Fair value of plan assets at end of year	2,031	1,827	—	—

Funded status at end of year	$(862)	$(918)	$(109)	$(116)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the Consolidated Balance Sheets consisted of the following:

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Accrued vacation, compensation and benefits	$(2)	$(2)	$(7)	$(7)
Pension and other postretirement benefit obligations	(860)	(916)	(102)	(109)

	$(862)	$(918)	$(109)	$(116)

Amounts Recognized in Accumulated Other Comprehensive Losses for Defined Benefit Pension Plans and Other Postretirement Benefit Plans

Amounts recognized in accumulated other comprehensive loss for the defined benefit pension plans and other postretirement benefit plans consists of the following:

	Pension Benefits		Other Postretirement Benefits
	2013	2012	2013	2012
Prior service benefit	$—	$—	$57	$70
Net actuarial loss	(928)	(992)	(46)	(60)

Total recognized in accumulated other comprehensive loss	$(928)	$(992)	$11	$10

Total recognized in accumulated other comprehensive loss, net of tax	$(570)	$(610)	$7	$6

Net Periodic Benefit Expense (Income) for Defined Benefit Pension and Other Postretirement Benefit Plans

Net periodic benefit expense (income) for defined benefit pension plans and other postretirement benefit plans consisted of the following:

	Pension Benefits			Other Postretirement Benefits
	2013	2012	2011	2013	2012	2011
Net Periodic Benefit Cost
Service cost	$—	$—	$—	$2	$2	$2
Interest cost	123	126	125	5	7	8
Expected return on plan assets	(133)	(114)	(112)	—	—	—
Amortization of prior service benefit	—	—	—	(12)	(9)	(6)
Amortization of net actuarial loss	111	88	63	6	4	2
Settlement	—	2	9	—	—	—

Net periodic benefit cost	101	102	85	1	4	6

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Prior service benefit	—	—	—	—	(52)	—
Amortization of prior service benefit	—	—	—	13	9	6
Net actuarial loss (gain)	46	417	(11)	(7)	16	13

	Pension Benefits			Other Postretirement Benefits
	2013	2012	2011	2013	2012	2011
Net Periodic Benefit Cost
Amortization of net actuarial loss	(110)	(88)	(63)	(6)	(4)	(2)

Total recognized in other comprehensive income (loss)	(64)	329	(74)	—	(31)	17

Total recognized in net periodic benefit expense and other comprehensive income (loss)	$37	$431	$11	$1	$(27)	$23

Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

Weighted average assumptions used to determine benefit obligations and net periodic benefit cost consisted of the following:

	2013	2012	2011
Benefit obligation assumptions:
Discount rate (2)	4.25%	4.55%	5.60%
Rate of compensation increase	2.00%	2.00%	2.00%
Net periodic benefit cost assumptions: (1)
Discount rate (2)	4.55%	5.60%	6.00%
Rate of compensation increase	2.00%	2.00%	3.00%
Expected return on plan assets (3)	7.25%	7.50%	7.75%

(1)	Net periodic benefit cost is measured using weighted average assumptions as of the beginning of each year.
(2)	The Company reviews and selects the discount rate to be used in connection with its pension and other postretirement obligations annually. In determining the discount rate, the Company uses the yield on corporate bonds (rated AA or better) that coincides with the cash flows of the plans’ estimated benefit payouts. The model uses a yield curve approach to discount each cash flow of the liability stream at an interest rate specifically applicable to the timing of each respective cash flow. The model totals the present values of all cash flows and calculates the equivalent weighted average discount rate by imputing the singular interest rate that equates the total present value with the stream of future cash flows. This resulting weighted average discount rate is then used in evaluating the final discount rate to be used by the Company.
(3)	Expected long-term return on plan assets is estimated by utilizing forward-looking, long-term return, risk and correlation assumptions developed and updated annually by the Company. These assumptions are weighted by the actual or target allocation to each underlying asset class represented in the pension plan asset portfolio. The Company also assesses the expected long-term return on plan assets assumption by comparison to long-term historical performance on an asset class to ensure the assumption is reasonable. Long-term trends are also evaluated relative to market factors such as inflation, interest rates, and fiscal and monetary policies in order to assess the capital market assumptions.

Asset Allocation Targets and Actual Allocation of Pension Plan Assets

The asset allocation targets and the actual allocation of pension plan assets are as follows:

Asset Category	Target	2013	2012
Domestic equity	30.5%	32.9%	33.9%
International equity	14.0%	15.3%	17.8%
Private equity	8.0%	5.4%	4.8%
Fixed income	37.5%	37.3%	35.0%
Real estate	10.0%	9.1%	8.5%

Total	100.0%	100.0%	100.0%

Fair Value of Assets of Company's Benefit Plans Held in Master Trust

The fair value of assets of the Company’s benefit plans held in a master trust as of February 23, 2013, by asset category, consisted of the following:

	Level 1	Level 2	Level 3	Total
Common stock	$554	$—	$—	$554
Common collective trusts—fixed income	—	247	—	247
Common collective trusts—equity	—	335	—	335
Government securities	60	92	—	152
Mutual funds	51	221	—	272
Corporate bonds	—	183	—	183
Real estate partnerships	—	—	136	136
Private equity	—	—	110	110
Mortgage-backed securities	—	35	—	35
Other	3	4	—	7

Total plan assets at fair value	$668	$1,117	$246	$2,031

The fair value of assets of the Company’s benefit plans held in a master trust as of February 25, 2012, by asset category, consisted of the following:

	Level 1	Level 2	Level 3	Total
Common stock	$548	$—	$—	$548
Common collective trusts—fixed income	—	258	—	258
Common collective trusts—equity	—	301	—	301
Government securities	108	83	—	191
Mutual funds	1	180	—	181
Corporate bonds	—	102	—	102
Real estate partnerships	—	—	113	113
Private equity	—	—	88	88
Mortgage-backed securities	—	39	—	39
Other	—	6	—	6

Total plan assets at fair value	$657	$969	$201	$1,827

Summary of Changes in Fair Value for Level 3 Investments

The following is a summary of changes in the fair value for level 3 investments for 2013 and 2012:

	Real Estate Partnerships	Private Equity
Beginning balance, February 26, 2011	$87	$59
Purchases	17	27
Sales	(2)	(6)
Unrealized gains	11	8
Realized gains and losses	—	—

Ending balance, February 25, 2012	113	88
Purchases	15	20
Sales	—	(7)
Unrealized gains	8	9
Realized gains and losses	—	—

Ending balance, February 23, 2013	$136	$110

Estimated Future Benefit Payments to be Paid from Company's Defined Benefit Pension Plans and Other Postretirement Benefit Plans

The estimated future benefit payments to be paid from the Company’s defined benefit pension plans and other postretirement benefit plans, which reflect expected future service, are as follows:

Fiscal Year	Pension Benefits	Other Postretirement Benefits
2014	$110	$7
2015	116	7
2016	123	7
2017	130	7
2018	139	8
Years 2019-2023	813	40

Schedule of Pension Funds Contributions

The following table contains information about the Company’s multiemployer plans:

	EIN—Pension Plan Number	Plan Month/Day End Date	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented	Contributions			Surcharges Imposed (1)	Amortization Provisions
Pension Fund			2013	2012		2013	2012	2011
Minneapolis Food Distributing Industry Pension Plan	416047047-001	12/31	Yellow	Yellow	Implemented	9	9	9	No	Yes
Central States, Southeast and Southwest Areas Pension Fund	366044243-001	12/31	Red	Red	Implemented	9	9	9	No	Yes
Minneapolis Retail Meat Cutters and Food Handlers Pension Fund	410905139-001	2/28	Yellow	Yellow	Implemented	8	7	6	No	No
UFCW Unions and Participating Employers Pension Plan	526117495-002	12/31	Red	Red	Implemented	3	4	3	Yes	Yes
Western Conference of Teamsters Pension Plan	916145047-001	12/31	Green	Green	No	2	3	3	No	Yes
UFCW Union Local 655 Food Employers Joint Pension Plan	436058365-001	12/31	Red	Red	Implemented	2	2	2	Yes	Yes
UFCW Unions and Employers Pension Plan	396069053-001	10/31	Red	Red	Implemented	2	2	2	Yes	Yes
All Other Multiemployer Pension Plans (2)						3	2	3

Total						$38	$38	$37

(1)	PPA surcharges are 5 percent or 10 percent of eligible contributions and may not apply to all collective bargaining agreements or total contributions to each plan.
(2)	All Other Multiemployer Pension Plans includes 16 plans, none of which are individually significant when considering employer’s contributions to the plan, severity of the underfunded status or other factors. The following table describes the expiration of the Company’s collective bargaining agreements associated with the significant multiemployer plans in which the Company participates:

Schedule of Collective Bargaining Agreements Dates and Contributions to Each Plan

The following table describes the expiration of the Company’s collective bargaining agreements associated with the significant multiemployer plans in which the Company participates:

Pension Fund	Range of Collective Bargaining Agreement Dates	Total Collective Bargaining Agreements	Expiration Date	% of Associates under Collective Bargaining Agreement (1)	Over 5% Contribution 2013
Minneapolis Food Distributing Industry Pension Plan	6/01/2010 – 05/31/2013	1	05/31/2013	100.0%	Yes
Central States, Southeast and Southwest Areas Pension Fund	3/30/2008 – 05/31/2016	11	09/15/2013	32.8%	No
Minneapolis Retail Meat Cutters and Food Handlers Pension Fund	3/01/2010 – 03/01/2014	2	03/01/2014	96.8%	Yes
UFCW Unions and Participating Employers Pension Plan	7/08/2012 – 07/12/2014	2	07/12/2014	67.8%	Yes
Western Conference of Teamsters Pension Plan	9/19/2010 – 09/15/2015	8	07/12/2014	43.5%	No
UFCW Union Local 655 Food Employers Joint Pension Plan	5/17/2010 – 05/12/2013	1	05/12/2013	100.0%	Yes
UFCW Unions and Employers Pension Plan	3/06/2011 – 04/06/2013	1	04/06/2013	100.0%	Yes

(1)	Company participating employees in the most significant collective bargaining agreement as a percent of all Company employees participating in to the respective fund.